Shareholders' Equity	12 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 12 – SHAREHOLDERS’ EQUITY

Ordinary shares

On August 5, 2022, Haoxi’s shareholders approved a Memorandum and Articles of Association, pursuant to which 2,344(Pre-consolidations 150,000,000) shares were authorized as Class A ordinary shares and 781(Pre-consolidations 50,000,000) shares were authorized as Class B ordinary shares with a par value of $6.40(Pre-consolidations $0.0001) per share (each are hereinafter referred to as “Class A Ordinary Shares” and “Class B Ordinary Shares”, respectively). Holders of Class A Ordinary Shares are entitled to one vote per share and holders of Class B Ordinary Shares are entitled to 10 votes per share. Haoxi issued 270(Pre-consolidations 17,270,000) Class B Ordinary Shares to Mr. Fan Zhen and 121(Pre-consolidations 7,730,000) Class A Ordinary Shares to Mr. Lei Xu and four other shareholders on August 5, 2022. On November 28, 2022, the Company issued 70 (Pre-consolidations 4,480,000) Class A Ordinary Shares to an investor. On December 8, 2025, the Company increased the voting rights attaching to each Class B ordinary share from 10 votes per share to 30 votes per share.

The Class A ordinary shares of the Company commenced trading on the Nasdaq Capital Market under the ticker symbol "HAO" on January 26, 2024. The Company completed an IPO on NASDAQ on January 30, 2024, offering 38 (Pre-consolidations 2,400,000) Class A Ordinary Shares. On March 8, 2024, EF Hutton LLC, the lead underwriter of the IPO, exercised its overallotment option to purchase an additional 6 (Pre-consolidations 360,000) shares of the Company's Class A Ordinary Shares at $256,000 (Pre-consolidations $4.00) per share. The closing date for the sale of the overallotment shares was March 8, 2024.

On September 20, 2024, the Company issued 4,000,000 units to the public at a price of $3.00 per unit. The gross proceeds of the offering, before deducting underwriting fees and other related expenses, was $12,000,000.

Each unit in such offering included: (1) one Class A Ordinary Share (or one pre-funded warrant to purchase one Class A Ordinary Share), (2) one Series A warrant, and (3) one Series B warrant. The pre-funded warrants may be exercised into Class A Ordinary Shares at the price of $0.0001 per share. For the Series A warrants, after issuance, one warrant can be exercised at $3.00 per Class A Ordinary Share initially, and, on the 16th calendar day after the closing date, each Series A warrant has the option of five Class A Ordinary shares, and the exercise price is adjusted to $0.60. For Series B warrant, the option is four Class A Ordinary shares with an exercise price of $0.0001. The number of issuable shares for Series B warrants depends on the exercise status of pre-funded warrants, and the maximum number of issuable shares is determined by a calculation formula. The validity period of the warrant is 5 years.

Due to the impact of the stock reverse split on January 14, 2025, May 21, 2026 and August 14, 2026, the number of shares to be exchanged in the company's above-mentioned issued portfolio needs to be reduced at a ratio of 25 to 1, 128 to 1 and 20 to 1, respectively. That is, the number of shares issued is 63 (Pre-consolidations 4,000,000), and the specific number of shares for the warrant exercise is detailed in the following instructions.

On November 27, 2024, the Holders exchanged a total of 62 Series A warrants (3,998,000 before the split) by signing a stock exchange agreement., and the Company issued 312 (Pre-consolidations 19,990,000) Class A ordinary shares on the same day.

In October, 2024, the Holders exercised an aggregate of 55 (Pre-consolidations 3,497,241) Series B warrants through an alternative cashless exercise option, and the Company issued 219 (Pre-consolidations 13,988,964) Class A ordinary shares in October, 2024.

On October 30, 2024, the Company issued 5 (Pre-consolidations 340,910) restricted shares to the IR institution Outside the Box Capital Inc. as compensation.

On January 14, 2025, the Company effected a reverse stock split at a ratio of 25-to-1. All the shares and share price in the accompanying consolidated financial statements and notes have been retrospectively adjusted to reflect the effect of the reverse stock split.

On September 17, 2025, the Holders exercised an aggregate of 7 (Pre-consolidations 31,390 ) Series B warrants through an alternative cashless exercise option, and the Company issued 31(Pre-consolidations 79,842) Class A ordinary shares on the same day.

On October 13, 2025, the Company entered into a purchase agreement with investors, agreeing to sell a total of 2,038 (Pre-consolidations 5,217,391) shares of the Company's Class A common stock, with a par value of $6.40(Pre-consolidations $0.0025) per share, and the total purchase price is approximately $1.2 million.

On December 3, 2025, the Company issued and sold 2,441 (Pre-consolidations 6,250,000) Class A ordinary shares accompanying warrants of 4,883 (Pre-consolidations 12,500,000) shares to several accredited investors. The purchase price for each ordinary shares at an initial exercise price of $2,048 (Pre-consolidations $0.80). The gross proceeds from this Offering were $5 million.

On December 26, 2025, the Holders exchanged a total of 4,883 Series A warrants (12,500,000 before the split) by signing stock exchange agreements, and the Company issued 17,578 (Pre-consolidations 45,000,000) Class A ordinary shares on the same day.

On January 23, 2026, the Company entered into a sales agreement with Aegis Capital Corp., as sales agent, establishing an at-the-market offering program pursuant to which the Company could offer and sell Class A ordinary shares having an aggregate offering price of up to $80 million. On February 7, 2026, the Company and the sales agent mutually terminated the sales agreement. No Class A ordinary shares were sold pursuant to the sales agreement.

On May 12, 2026, the Company issued 3,516 (Pre-consolidations 9,000,000) Class A ordinary shares accompanying Pre-Funded Warrants of 6,641 (Pre-consolidations 16,999,998) shares to several accredited investors. The gross proceeds from this Offering were $6.46 million. For accounting classification purposes, these Pre-Funded Warrants were classified within equity, as all warrants were fully exercised shortly after issuance, and therefore these Pre-Funded Warrants are not presented within the liability-warrant movement roll forward. The exercise price per whole Class A Ordinary Share purchasable upon exercise of the Pre-Funded Warrants is $6.66 (Pre-consolidations $0.0026). Each Pre-Funded Warrant is exercisable to purchase 10.355 Class A Ordinary Shares. In total, the 6,641 (Pre-consolidations 16,999,998) Pre-Funded Warrants are exercisable to purchase up to 68,764 (Pre-consolidations 176,034,979) Class A Ordinary Shares. During the subsequent month of May, all Pre-Funded Warrants were exercised, and consequently the Company issued 68,764 (Pre-consolidations 176,034,979) Class A ordinary shares.

On May 18, 2026, the Company entered into a Securities Purchase Agreement with Mr. Zhen Fan. Pursuant to the agreement, the Company agreed to issue and sell 15,625 (Pre-consolidations 40,000,000) Class B ordinary shares of the Company to Mr. Zhen Fan, at a par value of $6.4 (Pre-consolidations $0.0025) per share and a purchase price of $46.08 (Pre-consolidations $0.018) per share.

On May 21, 2026, the Company effected a reverse stock split at a ratio of 128-to-1. All the shares and share price in the accompanying consolidated financial statements and notes have been retrospectively adjusted to reflect the effect of the reverse stock split.

On June 2, 2026, at an extraordinary general meeting, the Company’s shareholders approved an increase in authorized share capital. The authorized shares were increased to 100,000,000,000,000 Class A ordinary shares and 10,000,000,000,000 Class B ordinary shares, with par value of $0.32 per share.

On August 14, 2026, the Company effected a reverse stock split at a ratio of 20-to-1. All share-counts, weighted-average shares outstanding and earnings-per-share data for all periods presented within the consolidated financial statements and accompanying notes have been retrospectively adjusted to give effect to this 20-to-1 reverse stock-split. The par value and carrying amount of Class A and Class B ordinary shares as of June 30, 2026 have not been adjusted, as this reverse stock-split, together with the statutory share-capital reduction on July 6, 2026 (See Note 16), represent non-adjusting subsequent events under ASC 855.

Warrants (“The Warrant”)

Accordingly at initial recognition, the Company classifies such warrants as liabilities at their fair value.

The movement of warrants is as follows:

	As of June 30, 2026
	Valuation	Series A		Series B
	US$	Share	Valuation	Share	Valuation
Balance at beginning of the year	$104,433	1	32	8	104,401
Issuance(a)	—	—	—	—	—
Exercise(b)	103,019	—	—	7	103,019
Fair value changes(c)	—	—	—	—	—
Balance at end of the year	$1,414	1	32	1	1,382

	As of June 30, 2025
	Valuation	Series A		Series B
	US$	Share	Valuation	Share	Valuation
Balance at beginning of the year	$—	—	—	—	—
Issuance(a)	10,559,739	63	4,122,940	63	6,436,799
Exerciset(b)	3,693,843	62	918,183	55	2,775,660
Fair value changes(c)	(6,761,463)	—	(3,204,725)	—	(3,556,738)
Balance at end of the year	$104,433	1	32	8	104,401

(a)

On September 20, 2024, the Company issued 63(Pre-consolidations 4,000,000) units to public, and each unit in such offering included one Class A Ordinary Share, one Series A warrant and one Series B warrant. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the warrants at the date of issuance was $10,559,739.

On December 3, 2025, the Company issued and sold 2,441(Pre-consolidations 6,250,000) Class A ordinary shares accompanying warrants of 4,883(Pre-consolidations 12,500,000) shares to several accredited investors. The investors exercised all of the warrants within the following few days, pursuant to which the Company issued 17,578(Pre-consolidations 45,000,000) Class-A ordinary shares on December 26, 2025.

On May 11, 2026, the Company issued and sold 3,516(Pre-consolidations 9,000,000) Class A ordinary shares accompanying Pre-Funded Warrants of 6,641(Pre-consolidations 16,999,998) shares to several accredited investors. The investors exercised all of the warrants within the following few days, pursuant to which the Company issued 68,764 (Pre-consolidations 176,034,979) Class-A ordinary shares in May, 2026.

(b)

On November 27, 2024, the holder exchanged a total of 62 Series A warrants (3,998,000 before the splits) by signing a stock exchange agreement. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the Series A warrants at the date of exchange was $918,183.

In October, 2024, the Holders exercised an aggregate of 55(Pre-consolidations 3,497,241 ) Series B warrants through an alternative cashless exercise option. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the Series B warrants at the date of exercise was $2,775,660.

On September 17, 2025, the Holders exercised an aggregate of 7(Pre-consolidations 31,390 ) Series B warrants through an alternative cashless exercise option, and the Company issued 31(Pre-consolidations 79,842) Class A ordinary shares on the same day. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the Series B warrants at the date of exercise was $103,019.

(c)	The number of remaining unexercised Series A warrants and Series B warrants is 1 (Pre-consolidations 80) and 1 (Pre-consolidations 440) respectively. The fair value of these warrants as of June 30, 2026 and 2025 is $1,414 and $104,433, respectively.

The fair value of the warrant liabilities was estimated using Binomial Tree Model. Inherent in these valuations are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical and implied volatilities of selected peer companies as well as its own that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

	As of June 30,	As of June 30,	As of November 27,	As of October 7,	As of September 20,
	2026*	2025	2024	2024	2024
Volatility	64.7%	64.7%	64.6%	63.5%	63.0%
Stock price	1.3	1.3	0.21	0.29	0.58
Expected life of the warrants to convert	4.2	4.2	4.81	4.95	5
Risk free rate	3.7%	3.7%	4.1%	3.9%	3.5%
Dividend yield	0%	0%	0%	0%	0%

*	As of June 30, 2026, the remaining outstanding warrants are considered immaterial with respect to both the number of exercisable warrants and their fair value. Accordingly, a separate fair value measurement was not conducted. As of June 30, 2026, the fair value of outstanding warrants was carried forward from the valuation as of the prior year-end.

Statuary Reserve

In accordance with the Regulations on Enterprises of PRC, WFOE and Haoxi BJ in the PRC are required to provide statutory reserves, appropriated from net profit as reported in the Company’s PRC statutory accounts. They are required to allocate 10% of their after-tax profits to fund statutory reserves until such reserves reach 50% of their respective registered capital. These reserve funds, however, may not be distributed as cash dividends.. As of June 30, 2026 and 2025, the balances of the statutory reserves were $7,318  and nil, respectively.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by Haoxi BJ, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the CFS prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries.

Foreign exchange and other regulations in the PRC may further restrict the Company’s subsidiaries from transferring funds to the Company in the form of dividends, loans and advances. Amounts restricted include paid-in capital and statutory reserves of the Company’s PRC subsidiaries as determined pursuant to PRC generally accepted accounting principles. As of June 30, 2026, and 2025, restricted net assets of the Company’s PRC subsidiaries were $1,082,684 and $755,505, respectively.